Digital Assets (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
ETH [Member]
Digital Assets [Line Items]
Recognized an increase in fair value of ETH	$ 2,238,700
Investment income	24,600
USDT [Member]
Digital Assets [Line Items]
Digital asset		$ 573,400
Fair value of USDT	$ 1